UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2009

         S&P 500 INDEX FUND, REWARD SHARES
         S&P 500 INDEX FUND, MEMBER SHARES



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2009












                                                                      (Form N-Q)

48479-0509                                   (c)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
                          COMMON STOCKS (97.6%)

                          CONSUMER DISCRETIONARY (8.6%)
                          -----------------------------
                          ADVERTISING (0.1%)
    119,400               Interpublic Group of Companies, Inc. *                                                 $ 492
     84,300               Omnicom Group, Inc.                                                                    1,973
                                                                                                     ------------------
                                                                                                                 2,465
                                                                                                     ------------------

                          APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     89,800               Coach, Inc. *                                                                          1,500
     15,500               Polo Ralph Lauren Corp.                                                                  655
     23,000               VF Corp.                                                                               1,313
                                                                                                     ------------------
                                                                                                                 3,468
                                                                                                     ------------------

                          APPAREL RETAIL (0.3%)
     23,800               Abercrombie & Fitch Co. "A"                                                              566
    123,800               Gap, Inc.                                                                              1,608
     75,700               Limited Brands, Inc.                                                                     659
    111,200               TJX Companies, Inc.                                                                    2,851
                                                                                                     ------------------
                                                                                                                 5,684
                                                                                                     ------------------

                          AUTO PARTS & EQUIPMENT (0.1%)
    162,200               Johnson Controls, Inc.                                                                 1,946
                                                                                                     ------------------

                          AUTOMOBILE MANUFACTURERS (0.1%)
    655,141               Ford Motor Co. *                                                                       1,723
    172,900               General Motors Corp.                                                                     335
                                                                                                     ------------------
                                                                                                                 2,058
                                                                                                     ------------------

                          AUTOMOTIVE RETAIL (0.2%)
     32,363               AutoNation, Inc. *                                                                       449
     10,700               AutoZone, Inc. *                                                                       1,740
     36,600               O'Reilly Automotive, Inc. *                                                            1,282
                                                                                                     ------------------
                                                                                                                 3,471
                                                                                                     ------------------

                          BROADCASTING (0.0%)
    177,800               CBS Corp. "B"                                                                            683
                                                                                                     ------------------

                          CABLE & SATELLITE (0.9%)
    780,441               Comcast Corp. "A"                                                                     10,645
    146,400               DIRECTV Group, Inc. *                                                                  3,337
     22,300               Scripps Networks Interactive "A"                                                         502
     95,500               Time Warner Cable, Inc.                                                                2,368
                                                                                                     ------------------
                                                                                                                16,852
                                                                                                     ------------------

                          CASINOS & GAMING (0.1%)
     81,496               International Game Technology                                                            751
     16,503               Wynn Resorts Ltd. *                                                                      330
                                                                                                     ------------------
                                                                                                                 1,081
                                                                                                     ------------------

                          COMPUTER & ELECTRONICS RETAIL (0.3%)
     90,550               Best Buy Co., Inc.                                                                     3,437
     42,400               GameStop Corp. "A" *                                                                   1,188
     33,600               RadioShack Corp.                                                                         288
                                                                                                     ------------------
                                                                                                                 4,913
                                                                                                     ------------------

                          CONSUMER ELECTRONICS (0.0%)
     15,600               Harman International Industries, Inc.                                                    211
                                                                                                     ------------------

                          DEPARTMENT STORES (0.4%)
     62,000               J.C. Penney Co., Inc.                                                                  1,244
     81,300               Kohl's Corp. *                                                                         3,441
    117,702               Macy's, Inc.                                                                           1,048
     42,300               Nordstrom, Inc.                                                                          708
     15,085               Sears Holdings Corp. *                                                                   690
                                                                                                     ------------------
                                                                                                                 7,131
                                                                                                     ------------------

PORTFOLIO OF INVESTMENTS (Continued)                                           2
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
                          DISTRIBUTORS (0.1%)
     42,800               Genuine Parts Co.                                                                      1,278
                                                                                                     ------------------

                          EDUCATION SERVICES (0.1%)
     29,400               Apollo Group, Inc. "A" *                                                               2,303
                                                                                                     ------------------

                          FOOTWEAR (0.3%)
    106,200               NIKE, Inc. "B"                                                                         4,980
                                                                                                     ------------------

                          GENERAL MERCHANDISE STORES (0.5%)
     23,400               Big Lots, Inc. *                                                                         486
     37,400               Family Dollar Stores, Inc.                                                             1,248
    203,900               Target Corp.                                                                           7,012
                                                                                                     ------------------
                                                                                                                 8,746
                                                                                                     ------------------

                          HOME FURNISHINGS (0.0%)
     43,600               Leggett & Platt, Inc.                                                                    566
                                                                                                     ------------------

                          HOME IMPROVEMENT RETAIL (1.0%)
    459,356               Home Depot, Inc.                                                                      10,823
    393,600               Lowe's Companies, Inc.                                                                 7,183
     26,100               Sherwin-Williams Co.                                                                   1,356
                                                                                                     ------------------
                                                                                                                19,362
                                                                                                     ------------------

                          HOMEBUILDING (0.1%)
     36,000               Centex Corp.                                                                             270
     74,600               D.R. Horton, Inc.                                                                        724
     21,600               KB Home                                                                                  285
     39,300               Lennar Corp. "A"                                                                         295
     59,600               Pulte Homes, Inc.                                                                        651
                                                                                                     ------------------
                                                                                                                 2,225
                                                                                                     ------------------

                          HOMEFURNISHING RETAIL (0.1%)
     72,400               Bed Bath & Beyond, Inc. *                                                              1,792
                                                                                                     ------------------

                          HOTELS, RESORTS & CRUISE LINES (0.2%)
    119,300               Carnival Corp.                                                                         2,577
     79,100               Marriott International, Inc. "A"                                                       1,294
     50,100               Starwood Hotels & Resorts Worldwide, Inc.                                                636
     46,562               Wyndham Worldwide Corp.                                                                  196
                                                                                                     ------------------
                                                                                                                 4,703
                                                                                                     ------------------

                          HOUSEHOLD APPLIANCES (0.1%)
     16,100               Black & Decker Corp.                                                                     508
     13,800               Snap-On, Inc.                                                                            346
     20,200               Stanley Works                                                                            588
     19,893               Whirlpool Corp.                                                                          589
                                                                                                     ------------------
                                                                                                                 2,031
                                                                                                     ------------------

                          HOUSEWARES & SPECIALTIES (0.1%)
     38,800               Fortune Brands, Inc.                                                                     953
     72,000               Newell Rubbermaid, Inc.                                                                  459
                                                                                                     ------------------
                                                                                                                 1,412
                                                                                                     ------------------

                          INTERNET RETAIL (0.3%)
     87,098               Amazon.com, Inc. *                                                                     6,397
     52,453               Expedia, Inc. *                                                                          476
                                                                                                     ------------------
                                                                                                                 6,873
                                                                                                     ------------------

                          LEISURE PRODUCTS (0.1%)
     33,300               Hasbro, Inc.                                                                             835
    100,200               Mattel, Inc.                                                                           1,155
                                                                                                     ------------------
                                                                                                                 1,990
                                                                                                     ------------------

                          MOTORCYCLE MANUFACTURERS (0.0%)
     65,600               Harley-Davidson, Inc.                                                                    878
                                                                                                     ------------------

                          MOVIES & ENTERTAINMENT (1.2%)
    616,600               News Corp. "A"                                                                         4,082
    324,000               Time Warner, Inc.                                                                      6,253
    168,500               Viacom, Inc. "B" *                                                                     2,929
    499,521               Walt Disney Co.                                                                        9,071
                                                                                                     ------------------
                                                                                                                22,335
                                                                                                     ------------------

PORTFOLIO OF INVESTMENTS (Continued)                                           3
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
                          PHOTOGRAPHIC PRODUCTS (0.0%)
     74,300               Eastman Kodak Co.                                                                        282
                                                                                                     ------------------

                          PUBLISHING (0.2%)
     60,300               Gannett Co., Inc.                                                                        133
     86,700               McGraw-Hill Companies, Inc.                                                            1,983
      9,900               Meredith Corp.                                                                           165
     34,700               New York Times Co. "A"                                                                   157
      1,500               Washington Post Co. "B"                                                                  535
                                                                                                     ------------------
                                                                                                                 2,973
                                                                                                     ------------------

                          RESTAURANTS (1.2%)
     35,750               Darden Restaurants, Inc.                                                               1,225
    301,800               McDonald's Corp.                                                                      16,469
    200,600               Starbucks Corp. *                                                                      2,229
    126,200               Yum! Brands, Inc.                                                                      3,468
                                                                                                     ------------------
                                                                                                                23,391
                                                                                                     ------------------

                          SPECIALIZED CONSUMER SERVICES (0.1%)
     89,000               H&R Block, Inc.                                                                        1,619
                                                                                                     ------------------

                          SPECIALTY STORES (0.2%)
     70,600               Office Depot, Inc. *                                                                      92
    193,300               Staples, Inc.                                                                          3,501
     33,100               Tiffany & Co.                                                                            714
                                                                                                     ------------------
                                                                                                                 4,307
                                                                                                     ------------------

                          TIRES & RUBBER (0.0%)
     63,800               Goodyear Tire & Rubber Co. *                                                             399
                                                                                                     ------------------
                          Total Consumer Discretionary                                                         164,408
                                                                                                     ------------------

                          CONSUMER STAPLES (12.5%)
                          ------------------------
                          AGRICULTURAL PRODUCTS (0.3%)
    172,280               Archer-Daniels-Midland Co.                                                             4,786
                                                                                                     ------------------

                          BREWERS (0.1%)
     41,700               Molson Coors Brewing Co. "B"                                                           1,429
                                                                                                     ------------------

                          DISTILLERS & VINTNERS (0.1%)
     26,625               Brown-Forman Corp. "B"                                                                 1,034
     53,500               Constellation Brands, Inc. "A" *                                                         636
                                                                                                     ------------------
                                                                                                                 1,670
                                                                                                     ------------------

                          DRUG RETAIL (0.9%)
    392,185               CVS Caremark Corp.                                                                    10,781
    264,800               Walgreen Co.                                                                           6,874
                                                                                                     ------------------
                                                                                                                17,655
                                                                                                     ------------------

                          FOOD DISTRIBUTORS (0.2%)
    163,400               Sysco Corp.                                                                            3,726
                                                                                                     ------------------

                          FOOD RETAIL (0.4%)
    177,200               Kroger Co.                                                                             3,760
    116,100               Safeway, Inc.                                                                          2,344
     54,625               SUPERVALU, Inc.                                                                          780
     36,700               Whole Foods Market, Inc.                                                                 617
                                                                                                     ------------------
                                                                                                                 7,501
                                                                                                     ------------------

                          HOUSEHOLD PRODUCTS (2.7%)
     37,200               Clorox Co.                                                                             1,915
    135,800               Colgate-Palmolive Co.                                                                  8,010
    112,100               Kimberly-Clark Corp.                                                                   5,169
    794,077               Procter & Gamble Co.                                                                  37,393
                                                                                                     ------------------
                                                                                                                52,487
                                                                                                     ------------------

                          HYPERMARKETS & SUPER CENTERS (1.9%)
    117,400               Costco Wholesale Corp.                                                                 5,438
    604,300               Wal-Mart Stores, Inc. (f)                                                             31,484
                                                                                                     ------------------
                                                                                                                36,922
                                                                                                     ------------------

                          PACKAGED FOODS & MEAT (1.5%)
     55,600               Campbell Soup Co.                                                                      1,521
    125,500               ConAgra Foods, Inc.                                                                    2,117
     39,600               Dean Foods Co. *                                                                         716
     90,800               General Mills, Inc.                                                                    4,529

PORTFOLIO OF INVESTMENTS (Continued)                                           4
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
     87,300               H.J. Heinz Co.                                                                         2,886
     44,100               Hershey Co.                                                                            1,533
     18,900               Hormel Foods Corp.                                                                       599
     33,426               J.M. Smucker Co.                                                                       1,246
     66,500               Kellogg Co.                                                                            2,436
    400,949               Kraft Foods, Inc. "A"                                                                  8,937
     32,800               McCormick & Co., Inc.                                                                    970
    194,000               Sara Lee Corp.                                                                         1,568
     78,000               Tyson Foods, Inc. "A"                                                                    732
                                                                                                     ------------------
                                                                                                                29,790
                                                                                                     ------------------

                          PERSONAL PRODUCTS (0.2%)
    115,500               Avon Products, Inc.                                                                    2,221
     30,800               Estee Lauder Companies, Inc. "A"                                                         759
                                                                                                     ------------------
                                                                                                                 2,980
                                                                                                     ------------------

                          SOFT DRINKS (2.5%)
    537,600               Coca-Cola Co.                                                                         23,628
     82,800               Coca-Cola Enterprises, Inc.                                                            1,092
     67,900               Dr Pepper Snapple Group, Inc. *                                                        1,148
     35,000               Pepsi Bottling Group, Inc.                                                               775
    420,400               PepsiCo, Inc.                                                                         21,642
                                                                                                     ------------------
                                                                                                                48,285
                                                                                                     ------------------

                          TOBACCO (1.7%)
    560,200               Altria Group, Inc.                                                                     8,975
     45,525               Lorillard, Inc.                                                                        2,811
    542,900               Philip Morris International, Inc.                                                     19,316
     44,900               Reynolds American, Inc.                                                                1,609
                                                                                                     ------------------
                                                                                                                32,711
                                                                                                     ------------------
                          Total Consumer Staples                                                               239,942
                                                                                                     ------------------

                          ENERGY (12.7%)
                          --------------
                          COAL & CONSUMABLE FUELS (0.2%)
     49,600               CONSOL Energy, Inc.                                                                    1,252
     22,400               Massey Energy Co.                                                                        227
     73,600               Peabody Energy Corp.                                                                   1,843
                                                                                                     ------------------
                                                                                                                 3,322
                                                                                                     ------------------

                          INTEGRATED OIL & GAS (8.7%)
    543,117               Chevron Corp.                                                                         36,519
    402,808               ConocoPhillips                                                                        15,774
  1,338,800               Exxon Mobil Corp. (f)                                                                 91,172
     75,700               Hess Corp.                                                                             4,103
    190,640               Marathon Oil Corp.                                                                     5,012
     50,500               Murphy Oil Corp.                                                                       2,261
    220,100               Occidental Petroleum Corp.                                                            12,249
                                                                                                     ------------------
                                                                                                               167,090
                                                                                                     ------------------

                          OIL & GAS DRILLING (0.2%)
     18,800               Diamond Offshore Drilling, Inc.                                                        1,182
     38,000               ENSCO International, Inc.                                                              1,003
     74,300               Nabors Industries Ltd. *                                                                 742
     30,600               Rowan Companies, Inc.                                                                    366
                                                                                                     ------------------
                                                                                                                 3,293
                                                                                                     ------------------

                          OIL & GAS EQUIPMENT & SERVICES (1.3%)
     83,700               Baker Hughes, Inc.                                                                     2,390
     77,800               BJ Services Co.                                                                          774
     58,800               Cameron International Corp. *                                                          1,290
    243,070               Halliburton Co.                                                                        3,760
    113,600               National Oilwell Varco, Inc. *                                                         3,261
    324,000               Schlumberger Ltd.                                                                     13,161
     56,800               Smith International, Inc.                                                              1,220
                                                                                                     ------------------
                                                                                                                25,856
                                                                                                     ------------------

                          OIL & GAS EXPLORATION & PRODUCTION (1.8%)
    126,100               Anadarko Petroleum Corp.                                                               4,904
     91,400               Apache Corp.                                                                           5,858
     25,700               Cabot Oil & Gas Corp.                                                                    606
    154,800               Chesapeake Energy Corp.                                                                2,641
    120,500               Devon Energy Corp.                                                                     5,385
     68,500               EOG Resources, Inc.                                                                    3,751
     46,300               Noble Energy, Inc.                                                                     2,495
     33,700               Pioneer Natural Resources Co.                                                            555

PORTFOLIO OF INVESTMENTS (Continued)                                           5
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
     42,644               Range Resources Corp.                                                                  1,755
     91,300               Southwestern Energy Co. *                                                              2,711
    158,707               XTO Energy, Inc.                                                                       4,859
                                                                                                     ------------------
                                                                                                                35,520
                                                                                                     ------------------

                          OIL & GAS REFINING & MARKETING (0.2%)
     32,800               Sunoco, Inc.                                                                             868
     40,400               Tesoro Corp.                                                                             544
    138,700               Valero Energy Corp.                                                                    2,483
                                                                                                     ------------------
                                                                                                                 3,895
                                                                                                     ------------------

                          OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    184,100               El Paso Corp.                                                                          1,151
    170,540               Spectra Energy Corp.                                                                   2,411
    153,444               Williams Companies, Inc.                                                               1,746
                                                                                                     ------------------
                                                                                                                 5,308
                                                                                                     ------------------
                          Total Energy                                                                         244,284
                                                                                                     ------------------

                          FINANCIALS (10.6%)
                          ------------------
                          ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
     60,860               Ameriprise Financial, Inc.                                                             1,247
    313,149               Bank of New York Mellon Co., Inc.                                                      8,847
     22,100               Federated Investors, Inc. "B"                                                            492
     40,400               Franklin Resources, Inc.                                                               2,176
    106,300               Invesco Ltd.                                                                           1,473
     39,500               Janus Capital Group, Inc.                                                                263
     36,000               Legg Mason, Inc.                                                                         572
     58,200               Northern Trust Corp. (c)                                                               3,482
    115,500               State Street Corp.                                                                     3,555
     71,600               T. Rowe Price Group, Inc.                                                              2,066
                                                                                                     ------------------
                                                                                                                24,173
                                                                                                     ------------------

                          CONSUMER FINANCE (0.4%)
    320,200               American Express Co.                                                                   4,364
    108,329               Capital One Financial Corp.                                                            1,326
    126,300               Discover Financial Services                                                              797
    125,500               SLM Corp. *                                                                              621
                                                                                                     ------------------
                                                                                                                 7,108
                                                                                                     ------------------

                          DIVERSIFIED BANKS (1.3%)
     42,700               Comerica, Inc.                                                                           782
    478,500               U.S. Bancorp                                                                           6,991
  1,146,031               Wells Fargo & Co.                                                                     16,319
                                                                                                     ------------------
                                                                                                                24,092
                                                                                                     ------------------

                          INSURANCE BROKERS (0.3%)
     74,000               Aon Corp.                                                                              3,021
    136,000               Marsh & McLennan Companies, Inc.                                                       2,754
                                                                                                     ------------------
                                                                                                                 5,775
                                                                                                     ------------------

                          INVESTMENT BANKING & BROKERAGE (1.2%)
    256,247               Charles Schwab Corp.                                                                   3,972
    129,700               E*TRADE Financial Corp. *                                                                166
    124,900               Goldman Sachs Group, Inc.                                                             13,242
    289,800               Morgan Stanley                                                                         6,599
                                                                                                     ------------------
                                                                                                                23,979
                                                                                                     ------------------

                          LIFE & HEALTH INSURANCE (0.6%)
    127,500               AFLAC, Inc.                                                                            2,468
     71,371               Lincoln National Corp.                                                                   478
    220,100               MetLife, Inc.                                                                          5,012
     72,000               Principal Financial Group, Inc.                                                          589
    116,000               Prudential Financial, Inc.                                                             2,206
     23,300               Torchmark Corp.                                                                          611
     89,100               Unum Group                                                                             1,114
                                                                                                     ------------------
                                                                                                                12,478
                                                                                                     ------------------

                          MULTI-LINE INSURANCE (0.2%)
    745,449               American International Group, Inc.                                                       746
     29,900               Assurant, Inc.                                                                           651
    125,900               Genworth Financial, Inc. "A"                                                             239
     85,700               Hartford Financial Services Group, Inc.                                                  673
     95,472               Loews Corp.                                                                            2,110
                                                                                                     ------------------
                                                                                                                 4,419
                                                                                                     ------------------

PORTFOLIO OF INVESTMENTS (Continued)                                           6
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
                          MULTI-SECTOR HOLDINGS (0.0%)
     49,700               Leucadia National Corp. *                                                                740
                                                                                                     ------------------

                          OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
  1,731,208               Bank of America Corp. (f)                                                             11,807
  1,481,100               Citigroup, Inc. (f)                                                                    3,747
  1,016,389               JPMorgan Chase & Co.                                                                  27,016
                                                                                                     ------------------
                                                                                                                42,570
                                                                                                     ------------------

                          PROPERTY & CASUALTY INSURANCE (0.9%)
    147,000               Allstate Corp.                                                                         2,815
     97,300               Chubb Corp.                                                                            4,118
     41,379               Cincinnati Financial Corp.                                                               946
     51,400               MBIA, Inc. *                                                                             236
    179,100               Progressive Corp. *                                                                    2,407
    159,207               Travelers Companies, Inc.                                                              6,470
     87,800               XL Capital Ltd. "A"                                                                      479
                                                                                                     ------------------
                                                                                                                17,471
                                                                                                     ------------------

                          REAL ESTATE SERVICES (0.0%)
     54,300               CB Richard Ellis Group, Inc. "A" *                                                       219
                                                                                                     ------------------

                          REGIONAL BANKS (0.6%)
    154,300               BB&T Corp.                                                                             2,611
    168,000               Fifth Third Bancorp                                                                      490
     57,234               First Horizon National Corp.                                                             615
    181,395               First Horizon National Corp. - Fractional Shares *                                         -
    104,600               Huntington Bancshares, Inc.                                                              174
    129,800               KeyCorp                                                                                1,021
     22,400               M&T Bank Corp.                                                                         1,013
     65,499               Marshall & Ilsley Corp.                                                                  369
    117,552               PNC Financial Services Group, Inc.                                                     3,443
    189,583               Regions Financial Corp.                                                                  808
     99,200               SunTrust Banks, Inc.                                                                   1,165
     33,900               Zions Bancorp                                                                            333
                                                                                                     ------------------
                                                                                                                12,042
                                                                                                     ------------------

                          REITS - DIVERSIFIED (0.1%)
     38,024               Vornado Realty Trust                                                                   1,264
                                                                                                     ------------------

                          REITS - INDUSTRIAL (0.0%)
     75,400               ProLogis                                                                                 490
                                                                                                     ------------------

                          REITS - OFFICE (0.1%)
     31,700               Boston Properties, Inc.                                                                1,110
                                                                                                     ------------------

                          REITS - RESIDENTIAL (0.1%)
     34,160               Apartment Investment & Management Co. "A"                                                187
     22,679               AvalonBay Communities, Inc.                                                            1,067
     71,800               Equity Residential Properties Trust                                                    1,318
                                                                                                     ------------------
                                                                                                                 2,572
                                                                                                     ------------------

                          REITS - RETAIL (0.2%)
     63,800               Kimco Realty Corp.                                                                       486
     70,619               Simon Property Group, Inc.                                                             2,446
                                                                                                     ------------------
                                                                                                                 2,932
                                                                                                     ------------------

                          REITS - SPECIALIZED (0.4%)
     70,132               HCP, Inc.                                                                              1,252
     28,000               Health Care REIT, Inc.                                                                   856
    143,800               Host Hotels & Resorts, Inc.                                                              564
     44,900               Plum Creek Timber Co., Inc.                                                            1,305
     33,168               Public Storage                                                                         1,833
     40,100               Ventas, Inc.                                                                             907
                                                                                                     ------------------
                                                                                                                 6,717
                                                                                                     ------------------

                          SPECIALIZED FINANCE (0.5%)
     95,300               CIT Group, Inc.                                                                          271
     18,200               CME Group, Inc.                                                                        4,484
     20,100               IntercontinentalExchange, Inc. *                                                       1,497
     52,300               Moody's Corp.                                                                          1,199
     38,100               Nasdaq OMX Group, Inc. *                                                                 746
     73,000               NYSE Euronext                                                                          1,307
                                                                                                     ------------------
                                                                                                                 9,504
                                                                                                     ------------------

PORTFOLIO OF INVESTMENTS (Continued)                                           7
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
                          THRIFTS & MORTGAGE FINANCE (0.2%)
    145,800               Hudson City Bancorp, Inc.                                                              1,704
     93,700               People's United Financial, Inc.                                                        1,684
                                                                                                     ------------------
                                                                                                                 3,388
                                                                                                     ------------------
                          Total Financials                                                                     203,043
                                                                                                     ------------------

                          HEALTH CARE (14.9%)
                          -------------------
                          BIOTECHNOLOGY (2.1%)
    281,948               Amgen, Inc. *                                                                         13,962
     79,510               Biogen Idec, Inc. *                                                                    4,168
    125,500               Celgene Corp. *                                                                        5,572
     18,000               Cephalon, Inc. *                                                                       1,226
     74,700               Genzyme Corp. *                                                                        4,437
    248,364               Gilead Sciences, Inc. *                                                               11,504
                                                                                                     ------------------
                                                                                                                40,869
                                                                                                     ------------------

                          HEALTH CARE DISTRIBUTORS (0.4%)
     43,418               AmerisourceBergen Corp.                                                                1,418
     96,015               Cardinal Health, Inc.                                                                  3,023
     73,100               McKesson Corp.                                                                         2,561
     27,200               Patterson Companies, Inc. *                                                              513
                                                                                                     ------------------
                                                                                                                 7,515
                                                                                                     ------------------

                          HEALTH CARE EQUIPMENT (2.3%)
    168,000               Baxter International, Inc.                                                             8,605
     66,000               Becton, Dickinson & Co.                                                                4,438
    402,400               Boston Scientific Corp. *                                                              3,199
     26,400               C.R. Bard, Inc.                                                                        2,105
    137,750               Covidien Ltd.                                                                          4,579
     40,660               Hospira, Inc. *                                                                        1,255
     10,900               Intuitive Surgical, Inc. *                                                             1,039
    304,300               Medtronic, Inc.                                                                        8,968
     92,400               St. Jude Medical, Inc. *                                                               3,357
     64,700               Stryker Corp.                                                                          2,202
     32,800               Varian Medical Systems, Inc. *                                                           998
     61,200               Zimmer Holdings, Inc. *                                                                2,234
                                                                                                     ------------------
                                                                                                                42,979
                                                                                                     ------------------

                          HEALTH CARE FACILITIES (0.0%)
    122,500               Tenet Healthcare Corp. *                                                                 142
                                                                                                     ------------------

                          HEALTH CARE SERVICES (0.7%)
     27,600               DaVita, Inc. *                                                                         1,213
     67,800               Express Scripts, Inc. *                                                                3,130
     29,700               Laboratory Corp. of America Holdings *                                                 1,737
    134,266               Medco Health Solutions, Inc. *                                                         5,551
     41,380               Quest Diagnostics, Inc.                                                                1,965
                                                                                                     ------------------
                                                                                                                13,596
                                                                                                     ------------------

                          HEALTH CARE SUPPLIES (0.1%)
     39,400               DENTSPLY International, Inc.                                                           1,058
                                                                                                     ------------------

                          HEALTH CARE TECHNOLOGY (0.0%)
     50,500               IMS Health, Inc.                                                                         630
                                                                                                     ------------------

                          LIFE SCIENCES TOOLS & SERVICES (0.4%)
     47,823               Life Technologies Corp. *                                                              1,553
     13,700               Millipore Corp. *                                                                        786
     32,400               PerkinElmer, Inc.                                                                        414
    111,400               Thermo Fisher Scientific, Inc. *                                                       3,974
     27,300               Waters Corp. *                                                                         1,009
                                                                                                     ------------------
                                                                                                                 7,736
                                                                                                     ------------------

                          MANAGED HEALTH CARE (0.9%)
    122,900               Aetna, Inc.                                                                            2,990
     72,000               CIGNA Corp.                                                                            1,267
     40,280               Coventry Health Care, Inc. *                                                             521
     44,400               Humana, Inc. *                                                                         1,158
    328,300               UnitedHealth Group, Inc.                                                               6,871
    135,064               WellPoint, Inc. *                                                                      5,128
                                                                                                     ------------------
                                                                                                                17,935
                                                                                                     ------------------

                          PHARMACEUTICALS (8.0%)
    418,700               Abbott Laboratories                                                                   19,972

PORTFOLIO OF INVESTMENTS (Continued)                                           8
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
     82,100               Allergan, Inc.                                                                         3,921
    538,600               Bristol-Myers Squibb Co.                                                              11,806
    272,400               Eli Lilly and Co.                                                                      9,101
     80,500               Forest Laboratories, Inc. *                                                            1,768
    748,600               Johnson & Johnson                                                                     39,376
     64,400               King Pharmaceuticals, Inc. *                                                             455
    573,400               Merck & Co., Inc.                                                                     15,338
     85,400               Mylan, Inc. *                                                                          1,145
  1,823,420               Pfizer, Inc. (f)                                                                      24,835
    438,800               Schering-Plough Corp.                                                                 10,334
     28,400               Watson Pharmaceuticals, Inc. *                                                           884
    360,500               Wyeth                                                                                 15,516
                                                                                                     ------------------
                                                                                                               154,451
                                                                                                     ------------------
                          Total Health Care                                                                    286,911
                                                                                                     ------------------

                          INDUSTRIALS (9.5%)
                          ------------------
                          AEROSPACE & DEFENSE (2.7%)
    198,300               Boeing Co.                                                                             7,056
    106,900               General Dynamics Corp.                                                                 4,446
     32,100               Goodrich Corp.                                                                         1,216
    198,400               Honeywell International, Inc.                                                          5,527
     47,300               ITT Corp.                                                                              1,820
     31,500               L-3 Communications Holdings, Inc.                                                      2,136
     89,000               Lockheed Martin Corp.                                                                  6,144
     88,906               Northrop Grumman Corp.                                                                 3,880
     37,100               Precision Castparts Corp.                                                              2,222
    111,000               Raytheon Co.                                                                           4,322
     41,600               Rockwell Collins, Inc.                                                                 1,358
    257,500               United Technologies Corp.                                                             11,067
                                                                                                     ------------------
                                                                                                                51,194
                                                                                                     ------------------

                          AIR FREIGHT & LOGISTICS (1.1%)
     46,400               C.H. Robinson Worldwide, Inc.                                                          2,116
     59,500               Expeditors International of Washington, Inc.                                           1,683
     83,000               FedEx Corp.                                                                            3,693
    269,700               United Parcel Service, Inc. "B"                                                       13,275
                                                                                                     ------------------
                                                                                                                20,767
                                                                                                     ------------------

                          AIRLINES (0.1%)
    196,700               Southwest Airlines Co.                                                                 1,245
                                                                                                     ------------------

                          BUILDING PRODUCTS (0.0%)
     98,500               Masco Corp.                                                                              688
                                                                                                     ------------------

                          COMMERCIAL PRINTING (0.0%)
     56,100               R.R. Donnelley & Sons Co.                                                                411
                                                                                                     ------------------

                          CONSTRUCTION & ENGINEERING (0.2%)
     48,700               Fluor Corp.                                                                            1,683
     32,500               Jacobs Engineering Group, Inc. *                                                       1,256
                                                                                                     ------------------
                                                                                                                 2,939
                                                                                                     ------------------

                          CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    163,000               Caterpillar, Inc.                                                                      4,557
     53,700               Cummins, Inc.                                                                          1,367
    114,500               Deere & Co.                                                                            3,764
     38,500               Manitowoc Co., Inc.                                                                      126
    100,200               PACCAR, Inc.                                                                           2,581
                                                                                                     ------------------
                                                                                                                12,395
                                                                                                     ------------------

                          DIVERSIFIED SUPPORT SERVICES (0.1%)
     36,000               Cintas Corp.                                                                             890
     48,500               Iron Mountain, Inc. *                                                                  1,075
                                                                                                     ------------------
                                                                                                                 1,965
                                                                                                     ------------------

                          ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     45,300               Cooper Industries, Ltd. "A"                                                            1,171
    204,600               Emerson Electric Co.                                                                   5,847
     38,900               Rockwell Automation, Inc.                                                                850
                                                                                                     ------------------
                                                                                                                 7,868
                                                                                                     ------------------

                          ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     85,100               Republic Services, Inc.                                                                1,459
     22,700               Stericycle, Inc. *                                                                     1,084
    134,600               Waste Management, Inc.                                                                 3,446
                                                                                                     ------------------

PORTFOLIO OF INVESTMENTS (Continued)                                           9
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------

                                                                                                                  5,989
                                                                                                     ------------------

                          HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     31,700               Monster Worldwide, Inc. *                                                                258
     42,500               Robert Half International, Inc.                                                          758
                                                                                                     ------------------
                                                                                                                 1,016
                                                                                                     ------------------

                          INDUSTRIAL CONGLOMERATES (2.0%)
    188,000               3M Co.                                                                                 9,347
  2,856,100               General Electric Co.                                                                  28,875
     70,700               Textron, Inc.                                                                            406
                                                                                                     ------------------
                                                                                                                38,628
                                                                                                     ------------------

                          INDUSTRIAL MACHINERY (0.8%)
     69,700               Danaher Corp.                                                                          3,779
     49,900               Dover Corp.                                                                            1,316
     43,000               Eaton Corp.                                                                            1,585
     15,400               Flowserve Corp.                                                                          864
    106,000               Illinois Tool Works, Inc.                                                              3,270
     87,443               Ingersoll-Rand Co., Ltd. "A"                                                           1,207
     29,700               Pall Corp.                                                                               607
     44,400               Parker-Hannifin Corp.                                                                  1,509
                                                                                                     ------------------
                                                                                                                14,137
                                                                                                     ------------------

                          OFFICE SERVICES & SUPPLIES (0.1%)
     28,100               Avery Dennison Corp.                                                                     628
     56,400               Pitney Bowes, Inc.                                                                     1,317
                                                                                                     ------------------
                                                                                                                 1,945
                                                                                                     ------------------

                          RAILROADS (0.8%)
     75,800               Burlington Northern Santa Fe Corp.                                                     4,559
    108,500               CSX Corp.                                                                              2,805
     99,500               Norfolk Southern Corp.                                                                 3,358
    135,000               Union Pacific Corp.                                                                    5,550
                                                                                                     ------------------
                                                                                                                16,272
                                                                                                     ------------------

                          RESEARCH & CONSULTING SERVICES (0.1%)
     14,300               Dun & Bradstreet Corp.                                                                 1,101
     35,200               Equifax, Inc.                                                                            861
                                                                                                     ------------------
                                                                                                                 1,962
                                                                                                     ------------------

                          TRADING COMPANIES & DISTRIBUTORS (0.1%)
     35,900               Fastenal Co.                                                                           1,155
     17,800               W.W. Grainger, Inc.                                                                    1,249
                                                                                                     ------------------
                                                                                                                 2,404
                                                                                                     ------------------

                          TRUCKING (0.0%)
     15,300               Ryder System, Inc.                                                                       433
                                                                                                     ------------------
                          Total Industrials                                                                    182,258
                                                                                                     ------------------

                          INFORMATION TECHNOLOGY (17.5%)
                          ------------------------------
                          APPLICATION SOFTWARE (0.5%)
    142,000               Adobe Systems, Inc. *                                                                  3,037
     61,000               Autodesk, Inc. *                                                                       1,025
     47,600               Citrix Systems, Inc. *                                                                 1,078
     76,200               Compuware Corp. *                                                                        502
     88,700               Intuit, Inc. *                                                                         2,395
     27,400               Salesforce.com, Inc. *                                                                   897
                                                                                                     ------------------
                                                                                                                 8,934
                                                                                                     ------------------

                          COMMUNICATIONS EQUIPMENT (2.9%)
     23,442               Ciena Corp. *                                                                            182
  1,578,900               Cisco Systems, Inc. *                                                                 26,478
    419,100               Corning, Inc.                                                                          5,562
     34,600               Harris Corp.                                                                           1,001
     58,725               JDS Uniphase Corp. *                                                                     191
    142,100               Juniper Networks, Inc. *                                                               2,140
    605,600               Motorola, Inc.                                                                         2,562
    446,900               QUALCOMM, Inc.                                                                        17,389
    117,000               Tellabs, Inc. *                                                                          536
                                                                                                     ------------------
                                                                                                                56,041
                                                                                                     ------------------

                          COMPUTER HARDWARE (4.6%)
    240,800               Apple, Inc. *                                                                         25,313

PORTFOLIO OF INVESTMENTS (Continued)                                          10
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
    469,600               Dell, Inc. *                                                                           4,452
    649,311               Hewlett-Packard Co.                                                                   20,817
    362,700               International Business Machines Corp.                                                 35,142
    205,800               Sun Microsystems, Inc. *                                                               1,506
     47,000               Teradata Corp. *                                                                         762
                                                                                                     ------------------
                                                                                                                87,992
                                                                                                     ------------------

                          COMPUTER STORAGE & PERIPHERALS (0.5%)
    545,100               EMC Corp. *                                                                            6,214
     24,200               Lexmark International, Inc. "A" *                                                        408
     90,900               NetApp, Inc. *                                                                         1,349
     36,300               QLogic Corp. *                                                                           404
     62,100               SanDisk Corp. *                                                                          786
                                                                                                     ------------------
                                                                                                                 9,161
                                                                                                     ------------------

                          DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     26,800               Affiliated Computer Services, Inc. "A" *                                               1,284
    138,400               Automatic Data Processing, Inc.                                                        4,866
     39,800               Computer Sciences Corp. *                                                              1,466
     35,000               Convergys Corp. *                                                                        283
     49,200               Fidelity National Information Services, Inc.                                             896
     44,300               Fiserv, Inc. *                                                                         1,615
     19,400               MasterCard, Inc. "A"                                                                   3,249
     89,800               Paychex, Inc.                                                                          2,305
     49,455               Total System Services, Inc.                                                              683
    195,712               Western Union Co.                                                                      2,460
                                                                                                     ------------------
                                                                                                                19,107
                                                                                                     ------------------

                          ELECTRONIC COMPONENTS (0.1%)
     47,300               Amphenol Corp. "A"                                                                     1,348
                                                                                                     ------------------

                          ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     94,800               Agilent Technologies, Inc. *                                                           1,457
     38,900               FLIR Systems, Inc. *                                                                     797
                                                                                                     ------------------
                                                                                                                 2,254
                                                                                                     ------------------

                          ELECTRONIC MANUFACTURING SERVICES (0.1%)
     50,700               Jabil Circuit, Inc.                                                                      282
     36,300               Molex, Inc.                                                                              498
    126,350               Tyco Electronics Ltd.                                                                  1,395
                                                                                                     ------------------
                                                                                                                 2,175
                                                                                                     ------------------

                          HOME ENTERTAINMENT SOFTWARE (0.1%)
     89,400               Electronic Arts, Inc. *                                                                1,626
                                                                                                     ------------------

                          INTERNET SOFTWARE & SERVICES (1.7%)
     46,000               Akamai Technologies, Inc. *                                                              892
    292,400               eBay, Inc. *                                                                           3,673
     64,869               Google, Inc. "A" *                                                                    22,578
     53,600               VeriSign, Inc. *                                                                       1,012
    377,900               Yahoo!, Inc. *                                                                         4,841
                                                                                                     ------------------
                                                                                                                32,996
                                                                                                     ------------------

                          IT CONSULTING & OTHER SERVICES (0.1%)
     77,100               Cognizant Technology Solutions Corp. "A" *                                             1,603
                                                                                                     ------------------

                          OFFICE ELECTRONICS (0.0%)
    236,600               Xerox Corp.                                                                            1,076
                                                                                                     ------------------


                          SEMICONDUCTOR EQUIPMENT (0.3%)
    362,100               Applied Materials, Inc.                                                                3,892
     45,700               KLA-Tencor Corp.                                                                         914
     59,800               MEMC Electronic Materials, Inc. *                                                        986
     30,000               Novellus Systems, Inc. *                                                                 499
     52,500               Teradyne, Inc. *                                                                         230
                                                                                                     ------------------
                                                                                                                 6,521
                                                                                                     ------------------

                          SEMICONDUCTORS (2.1%)
    150,200               Advanced Micro Devices, Inc. *                                                           458
     79,700               Altera Corp.                                                                           1,399
     77,100               Analog Devices, Inc.                                                                   1,486
    115,250               Broadcom Corp. "A" *                                                                   2,303
  1,502,100               Intel Corp.                                                                           22,607
     62,900               Linear Technology Corp.                                                                1,445

PORTFOLIO OF INVESTMENTS (Continued)                                          11
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
    177,600               LSI Corp. *                                                                              540
     50,300               Microchip Technology, Inc.                                                             1,066
    199,000               Micron Technology, Inc. *                                                                808
     51,700               National Semiconductor Corp.                                                             531
    144,950               NVIDIA Corp. *                                                                         1,429
    348,000               Texas Instruments, Inc.                                                                5,745
     78,000               Xilinx, Inc.                                                                           1,494
                                                                                                     ------------------
                                                                                                                41,311
                                                                                                     ------------------

                          SYSTEMS SOFTWARE (3.4%)
     50,700               BMC Software, Inc. *                                                                   1,673
    105,000               CA, Inc.                                                                               1,849
     41,300               McAfee, Inc. *                                                                         1,384
  2,067,910               Microsoft Corp. (f)                                                                   37,987
     86,300               Novell, Inc. *                                                                           368
  1,039,000               Oracle Corp. *                                                                        18,775
    222,389               Symantec Corp. *                                                                       3,322
                                                                                                     ------------------
                                                                                                                65,358
                                                                                                     ------------------
                          Total Information Technology                                                         337,503
                                                                                                     ------------------

                          MATERIALS (3.2%)
                          ----------------
                          ALUMINUM (0.1%)
    264,100               Alcoa, Inc.                                                                            1,938
                                                                                                     ------------------

                          CONSTRUCTION MATERIALS (0.1%)
     29,800               Vulcan Materials Co.                                                                   1,320
                                                                                                     ------------------

                          DIVERSIFIED CHEMICALS (0.5%)
    252,600               Dow Chemical Co.                                                                       2,130
    246,500               E.I. du Pont de Nemours & Co.                                                          5,504
     20,300               Eastman Chemical Co.                                                                     544
     42,500               PPG Industries, Inc.                                                                   1,568
                                                                                                     ------------------
                                                                                                                 9,746
                                                                                                     ------------------

                          DIVERSIFIED METALS & MINING (0.2%)
    112,433               Freeport-McMoRan Copper & Gold, Inc.                                                   4,285
     22,500               Titanium Metals Corp.                                                                    123
                                                                                                     ------------------
                                                                                                                 4,408
                                                                                                     ------------------

                          FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
     13,700               CF Industries Holdings, Inc.                                                             974
    147,822               Monsanto Co.                                                                          12,284
                                                                                                     ------------------
                                                                                                                13,258
                                                                                                     ------------------

                          FOREST PRODUCTS (0.1%)
     58,108               Weyerhaeuser Co.                                                                       1,602
                                                                                                     ------------------

                          GOLD (0.3%)
    130,900               Newmont Mining Corp.                                                                   5,859
                                                                                                     ------------------

                          INDUSTRIAL GASES (0.5%)
     55,700               Air Products & Chemicals, Inc.                                                         3,133
     83,500               Praxair, Inc.                                                                          5,619
                                                                                                     ------------------
                                                                                                                 8,752
                                                                                                     ------------------

                          METAL & GLASS CONTAINERS (0.1%)
     25,900               Ball Corp.                                                                             1,124
     45,100               Owens-Illinois, Inc. *                                                                   651
     33,500               Pactiv Corp. *                                                                           489
                                                                                                     ------------------
                                                                                                                 2,264
                                                                                                     ------------------

                          PAPER PACKAGING (0.0%)
     24,300               Bemis Co., Inc.                                                                          510
     42,100               Sealed Air Corp.                                                                         581
                                                                                                     ------------------
                                                                                                                 1,091
                                                                                                     ------------------

                          PAPER PRODUCTS (0.1%)
    119,020               International Paper Co.                                                                  838
     45,711               MeadWestvaco Corp.                                                                       548
                                                                                                     ------------------
                                                                                                                 1,386
                                                                                                     ------------------

                          SPECIALTY CHEMICALS (0.3%)
     46,600               Ecolab, Inc.                                                                           1,618
     20,900               International Flavors & Fragrances, Inc.                                                 637
     34,700               Rohm & Haas Co.                                                                        2,736

PORTFOLIO OF INVESTMENTS (Continued)                                          12
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
     34,300               Sigma-Aldrich Corp.                                                                    1,296
                                                                                                     ------------------
                                                                                                                 6,287
                                                                                                     ------------------

                          STEEL (0.2%)
     29,500               AK Steel Holding Corp.                                                                   210
     26,700               Allegheny Technologies, Inc.                                                             586
     85,800               Nucor Corp.                                                                            3,275
     32,200               United States Steel Corp.                                                                680
                                                                                                     ------------------
                                                                                                                 4,751
                                                                                                     ------------------
                          Total Materials                                                                       62,662
                                                                                                     ------------------

                          TELECOMMUNICATION SERVICES (3.9%)
                          ---------------------------------
                          INTEGRATED TELECOMMUNICATION SERVICES (3.6%)
  1,593,846               AT&T, Inc. (f)                                                                        40,165
     29,900               CenturyTel, Inc.                                                                         841
     37,221               Embarq Corp.                                                                           1,409
     81,000               Frontier Communications Corp.                                                            581
    400,500               Qwest Communications International, Inc.                                               1,370
    768,260               Verizon Communications, Inc.                                                          23,201
    117,731               Windstream Corp.                                                                         949
                                                                                                     ------------------
                                                                                                                68,516
                                                                                                     ------------------

                          WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    109,400               American Tower Corp. "A" *                                                             3,329
    781,939               Sprint Nextel Corp. *                                                                  2,792
                                                                                                     ------------------
                                                                                                                 6,121
                                                                                                     ------------------
                          Total Telecommunication Services                                                      74,637
                                                                                                     ------------------

                          UTILITIES (4.2%)
                          ----------------
                          ELECTRIC UTILITIES (2.2%)
     43,400               Allegheny Energy, Inc.                                                                 1,006
    112,000               American Electric Power Co., Inc.                                                      2,829
     91,100               Edison International                                                                   2,625
     52,300               Entergy Corp.                                                                          3,561
    180,000               Exelon Corp.                                                                           8,170
     84,050               FirstEnergy Corp.                                                                      3,244
    112,300               FPL Group, Inc.                                                                        5,697
     43,000               Northeast Utilities                                                                      928
     53,300               Pepco Holdings, Inc.                                                                     665
     25,200               Pinnacle West Capital Corp.                                                              669
     98,900               PPL Corp.                                                                              2,839
     75,000               Progress Energy, Inc.                                                                  2,720
    213,200               Southern Co.                                                                           6,528
                                                                                                     ------------------
                                                                                                                41,481
                                                                                                     ------------------

                          GAS UTILITIES (0.1%)
     34,700               EQT Corp.                                                                              1,087
     14,500               Nicor, Inc.                                                                              482
     45,800               Questar Corp.                                                                          1,348
                                                                                                     ------------------
                                                                                                                 2,917
                                                                                                     ------------------

                          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    178,800               AES Corp. *                                                                            1,039
     51,400               Constellation Energy Group, Inc.                                                       1,062
    133,221               Dynegy, Inc. "A" *                                                                       188
                                                                                                     ------------------
                                                                                                                 2,289
                                                                                                     ------------------

                          MULTI-UTILITIES (1.8%)
     54,500               Ameren Corp.                                                                           1,264
     91,200               CenterPoint Energy, Inc.                                                                 951
     56,000               CMS Energy Corp.                                                                         663
     76,300               Consolidated Edison, Inc.                                                              3,022
    159,690               Dominion Resources, Inc.                                                               4,949
     42,100               DTE Energy Co.                                                                         1,166
    351,580               Duke Energy Corp.                                                                      5,035
     19,000               Integrys Energy Group, Inc.                                                              495
     67,000               NiSource, Inc.                                                                           657
    101,100               PG&E Corp.                                                                             3,864
    139,900               Public Service Enterprise Group, Inc.                                                  4,123
     31,800               SCANA Corp.                                                                              982
     68,000               Sempra Energy                                                                          3,144

PORTFOLIO OF INVESTMENTS (Continued)                                          13
USAA S&P 500 INDEX FUND
March 31, 2009 (unaudited)

NUMBER OF SHARES                                      SECURITY                                       MARKET VALUE (000)
----------------                                      --------                                       ------------------
     52,100               TECO Energy, Inc.                                                                        581
     31,000               Wisconsin Energy Corp.                                                                 1,276
    118,700               Xcel Energy, Inc.                                                                      2,212
                                                                                                     ------------------
                                                                                                                34,384
                                                                                                     ------------------
                          Total Utilities                                                                       81,071
                                                                                                     ------------------
                          Total Common Stocks (cost $2,510,714)                                              1,876,719
                                                                                                     ------------------


                          MONEY MARKET INSTRUMENTS (2.1%)
                          MONEY MARKET FUND (1.7%)
 33,014,603               Northern Institutional Funds - Diversified Assets Portfolio, 0.47% (a),(d)            33,015

  PRINCIPAL
     AMOUNT
      (000)
-----------
                          OTHER (0.4%)
     $6,305               U.S. Treasury Bill, 0.20%, 5/14/2009 (b),(e)                                           6,303
                                                                                                     ------------------
                          Total Money Market Instruments (cost $39,318)                                         39,318
                                                                                                     ------------------

   NUMBER
 OF SHARES
-----------

                          SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                          FROM SECURITIES LOANED (0.0%)

                          MONEY MARKET FUNDS (0.0%)
     42,426               AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.80%(a)                           42
                                                                                                     ------------------

  PRINCIPAL
     AMOUNT
      (000)
-----------
                          REPURCHASE AGREEMENTS (0.0%)
        725               Deutsche Bank Securities, Inc., 0.19%, acquired on 3/31/2009 and due
                          4/01/2009 at $725 (c725ateralized by $699 of Federal Farm Credit Bank(g),
                          4.75%, due 5/07/2010; market value $740)                                                 725
                                                                                                     ------------------
                          Total Short-Term Investments Purchased With Cash Collateral
                          From Securities Loaned (cost: $767)                                                      767
                                                                                                     ------------------

                          TOTAL INVESTMENTS (Cost $2,550,799)                                              $ 1,916,804
                                                                                                     ==================

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009 (unaudited)



GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

--------------------------------------------------------------------------------
14 | Notes to Portfolio of Investments

--------------------------------------------------------------------------------

determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:
                                              INVESTMENTS IN     OTHER FINANCIAL
VALUATION INPUTS                                SECURITIES         INSTRUMENTS*
----------------------------------------------------- --------------------------
Level 1 - Quoted Prices                        $1,909,776,000           $950,000
Level 2 - Other Significant Observable Inputs       7,028,000                  -
Level 3 - Significant Unobservable Inputs                   -                  -
--------------------------------------------------------------------------------
TOTAL                                          $1,916,804,000           $950,000
--------------------------------------------------------------------------------
*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

--------------------------------------------------------------------------------
                                                  15 |  USAA S&P 500 Index Fund

--------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of March 31, 2009, the Fund did not have any securities on loan; however, the Fund still owned cash collateral investments pending settlement of broker accounts for prior lending activities.

E. As of March 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2009, were $286,707,000 and $920,702,000, respectively, resulting in net unrealized depreciation of $633,995,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,922,332,000 at March 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust


SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2009.

--------------------------------------------------------------------------------
16 | Notes to Portfolio of Investments

--------------------------------------------------------------------------------

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $6,303,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2009, as shown in the following table:

                                                                         VALUE AT
                                                                 ------------------------------- UNREALIZED
TYPE OF FUTURE            EXPIRATION     CONTRACTS   POSITION    TRADE DATE    MARCH 31, 2009    APPRECIATION
-------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures    June 18, 2009      223        Long     $43,360,000      $44,310,000       $950,000

(g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

* Non-income producing security.

--------------------------------------------------------------------------------
                                                   USAA S&P 500 Index Fund | 17



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    05/29/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/29/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.